Exhibit 99.2	Exhibit C to Indenture Supplement to Indenture

SCHEDULE TO MONTHLY NOTEHOLDERS' STATEMENT

BAseries

BA CREDIT CARD TRUST
____________________________________________

MONTHLY PERIOD ENDING FEBRUARY 28, 2015
____________________________________________

Reference is made to the Fourth Amended and Restated Series 2001-D Supplement (the "Series 2001-D Supplement"), dated as of October 1, 2014, among BA Credit Card Funding, LLC as Transferor, Bank of America, National Association (“BANA”), as Servicer, and The Bank of New York Mellon, as Trustee, the Third Amended and Restated Indenture (the "Indenture"), dated as of October 1, 2014, and the Second Amended and Restated BAseries Indenture Supplement (the "Indenture Supplement"), dated as of October 1, 2014, each between BA Credit Card Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee. Terms used herein and not defined herein have the meanings ascribed to them in the Fourth Amended and Restated 2001-D Supplement, the Third Amended and Restated Indenture and the Second Amended and Restated BAseries Indenture Supplement, as applicable.

The following computations are prepared with respect to the Transfer Date of March 13, 2015 and with respect to the performance of the Trust during the related Monthly Period.

Where indicated below, data presented in this Monthly Certificateholders’ Statement was produced in part by utilizing

BANA’s newly implemented consolidated payment prioritization methodology as opposed to using the daily trust payment methodology in place prior to February 5, 2015.  See “February 2015 Consolidated Payment Prioritization Methodology Not

 Fully Comparable with Previous Payment Prioritization Methodologies” in the endnotes below for a description of BANA’s newly implemented consolidated payment prioritization methodology.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust.  Each of these agreements has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under File Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 1, 2014.

A.
In accordance with Section 3.01 of the Second Amended and Restated BAseries Indenture Supplement dated as of October 1, 2014, between BA Credit Card Trust and The Bank of New York Mellon, BAseries Available Funds shall be applied in the priority described in the chart below. This chart is only an overview of the application and priority of payments of BAseries Available Funds. For a more detailed description, please see the Second Amended and Restated BAseries Indenture Supplement as included in Exhibit 4.7 to Registrant's Form 8-K filed with SEC on October 1, 2014.

Priority of Payments
BAseries Available Funds

B.	Targeted deposits to Interest Funding sub-Accounts:

Targeted Deposit to Interest Funding sub-Account for applicable Monthly Period		Actual Deposit to Interest Funding sub-Account for applicable Monthly Period	Shortfall from earlier Monthly Periods	Interest Funding sub-account Balance prior to Withdrawals*	Interest Funding sub-Account Earnings
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2004-3)	$226,800.00	$226,800.00	$0.00	$226,800.00	$0.00
Class A(2007-1)	$2,154,166.67	$2,154,166.67	$0.00	$2,154,166.67	$0.00
Class A(2007-4)	$47,700.00	$47,700.00	$0.00	$47,700.00	$0.00
Class A(2007-11)	$72,600.00	$72,600.00	$0.00	$72,600.00	$0.00
Class A(2008-2)	$1,380,000.00	$1,380,000.00	$0.00	$1,380,000.00	$0.00
Class A(2008-8)	$991,500.00	$991,500.00	$0.00	$991,500.00	$0.00
Class A(2014-1)	$724,500.00	$724,500.00	$0.00	$724,500.00	$0.00
Class A(2014-2)	$414,375.00	$414,375.00	$0.00	$414,375.00	$0.00
Class A(2014-3)	$381,150.00	$381,150.00	$0.00	$381,150.00	$0.00
Class A(2015-1)	$598,483.11	$598,483.11	$0.00	$598,483.11	$0.00
Class A Total:	$6,991,274.78	$6,991,274.78	$0.00	$6,991,274.78	$0.00

Class B:
Class B(2005-3)	$60,969.98	$60,969.98	$0.00	$60,969.98	$0.00
Class B(2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Total:	$60,969.98	$60,969.98	$0.00	$60,969.98	$0.00

Class C:
Class C(2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00
Class C Total:	$0.00	$0.00	$0.00	$0.00	$0.00

Total:	$7,052,244.76	$7,052,244.76	$0.00	$7,052,244.76	$0.00

* The Interest Funding Account Balance for Class A (2001-Emerald) reflects activity as of the end of the Monthly Period.

C.	Interest to be paid on the corresponding Payment Date:*

	CUSIP Number	Interest Payment Date	Interest Rate	Amount of interest to be paid on corresponding Interest Payment Date
Class A:
Class A(2004-3)	55264TCL3	March 16, 2015	0.4320000%	$226,800.00
Class A(2007-1)	05522RAS7	March 16, 2015	5.1700000%	$2,154,166.67
Class A(2007-4)	05522AAD7	March 16, 2015	0.2120000%	$47,700.00
Class A(2007-11)	05522RBG2	March 16, 2015	0.2420000%	$72,600.00
Class A(2008-2)	05522RBW7	March 16, 2015	1.4720000%	$1,380,000.00
Class A(2008-8)	05522RCF3	March 16, 2015	1.3220000%	$991,500.00
Class A(2014-1)	05522RCQ9	March 16, 2015	0.5520000%	$724,500.00
Class A(2014-2)	05522RCR7	March 16, 2015	0.4420000%	$414,375.00
Class A(2014-3)	05522RCS5	March 16, 2015	0.4620000%	$381,150.00
Class A(2015-1)	05522RCT3	March 16, 2015	0.5154400%	$598,483.11
Class A Total:				$6,991,274.78
Class B:

Class B(2005-3)	023409135	March 16, 2015	0.5385000%	$60,969.98
Class B Total:				$60,969.98

Total:				$7,052,244.76

* For Interest Payment information on the Emerald Note program, refer to Exhibit B to the Class A(2001-Emerald) Terms Document.

D.	Targeted deposits to Class C Reserve sub-Accounts:

Targeted Deposit to Class C Reserve sub-Account for applicable Monthly Period	Actual Deposit to Class C Reserve sub-Account for applicable Monthly Period	Class C Reserve sub-Account Balance on Transfer Date prior to withdrawals	Class C Reserve sub-Account Earnings	Amount of interest to be paid on corresponding Interest Payment Date

NOTHING TO REPORT

E.	Withdrawals to be made from the Class C Reserve sub-Accounts on the corresponding Transfer Date:

Targeted Deposit to Withdrawals for Interest	Actual Deposit to Withdrawals for Principal	Class C Reserve Class C Reserve sub-Account Balance on Transfer Date after withdrawals

NOTHING TO REPORT

F.	Targeted deposits to Principal Funding sub-Accounts:

Targeted Deposit to Principal Funding sub-Account for applicable Monthly Period	Actual Deposit to Principal Funding sub-Account for applicable Monthly Period	Shortfall from earlier Monthly Periods	Principal Funding sub-Account Balance on Transfer Date	Principal Funding sub-Account Earnings

NOTHING TO REPORT

G.	Principal to be paid on the corresponding Principal Payment Date:

CUSIP Number	Principal Payment Date	Amount of principal to be paid on corresponding Principal Payment Date

NOTHING TO REPORT

H.	Stated Principal Amount, Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

Initial Dollar Principal Amount		Outstanding Principal Amount	Adjusted Outstanding Principal Amount	Nominal Liquidation Amount
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00
Class A(2004-3)	$700,000,000.00	$700,000,000.00	$700,000,000.00	$700,000,000.00
Class A(2007-1)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class A(2007-4)	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
Class A(2007-11)	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
Class A(2008-2)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A(2008-8)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A(2014-1)	$1,750,000,000.00	$1,750,000,000.00	$1,750,000,000.00	$1,750,000,000.00
Class A(2014-2)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A(2014-3)	$1,100,000,000.00	$1,100,000,000.00	$1,100,000,000.00	$1,100,000,000.00
Class A(2015-1)	$1,100,000,000.00	$1,100,000,000.00	$1,100,000,000.00	$1,100,000,000.00
Class A Total:	$9,350,000,000.00	$9,350,000,000.00	$9,350,000,000.00	$9,350,000,000.00

Class B:
Class B(2005-3)	$150,962,500.00	$150,962,500.00	$150,962,500.00	$150,962,500.00
Class B(2010-1)	$3,350,000,000.00	$3,350,000,000.00	$3,350,000,000.00	$3,350,000,000.00
Class B Total:	$3,500,962,500.00	$3,500,962,500.00	$3,500,962,500.00	$3,500,962,500.00

Class C:
Class C(2010-1)	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00
Class C Total:	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00

Total:	$14,825,962,500.00	$14,825,962,500.00	$14,825,962,500.00	$14,825,962,500.00

I.	Class A Usage of Class B and Class C Subordinated Amounts:

Class A Usage of Class B Subordinated Amount for this Monthly Period	Class A Usage of Class C Subordinated Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordinated Amount	Cumulative Class A Usage of Class C Subordinated Amount

NOTHING TO REPORT

J.	Class B Usage of Class C Subordinated Amounts:

Class B Usage of Class C Subordinated Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordinated Amount

NOTHING TO REPORT

K.	Nominal Liquidation Amount for Tranches of Notes Outstanding:

	Beginning Nominal Liquidation Amount*	Increases from accretions on Principal for Discount Notes	Increases from amounts withdrawn from the Principal Funding sub-Account in respect of Prefunding Excess Amount	Reimbursements from Available Funds	Reductions due to reallocations of Available Principal Amounts	Reductions due to Investor Charge-Offs	Reductions due to amounts on deposit in the Principal Funding sub-Account	Ending Nominal Liquidation Amount
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2004-3)	$700,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$700,000,000.00
Class A(2007-1)	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$500,000,000.00
Class A(2007-4)	$300,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$300,000,000.00
Class A(2007-11)	$400,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000.00
Class A(2008-2)	$1,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00
Class A(2008-8)	$1,000,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00
Class A(2014-1)	$1,750,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,750,000,000.00
Class A(2014-2)	$1,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00
Class A(2014-3)	$1,100,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,100,000,000.00
Class A(2015-1)	$1,100,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,100,000,000.00
Class A Total:	$9,350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$9,350,000,000.00

Class B:
Class B(2005-3)	$150,962,500.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$150,962,500.00
Class B(2010-1)	$3,350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$3,350,000,000.00
Class B Total:	$3,500,962,500.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$3,500,962,500.00

Class C:
Class C(2010-1)	$1,975,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,975,000,000.00
Class C Total:	$1,975,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,975,000,000.00

Total:	$14,825,962,500.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$14,825,962,500.00

* The Beginning Nominal Liquidation Amount for Class A(2001-Emerald) is reported as of the end of the Monthly Period.

L.	Excess Available Funds and 3 Month Excess Available Funds:

Excess Available Funds	$192,266,707.65†
Is 3 Month Excess Available Funds < 0 ? (Yes/No)	No

M.	Other Performance Triggers

Has a Class C Reserve sub-Account funding trigger occurred? (Yes/No)	No

N.         Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS – 15G
Filed by: BA Credit Card Funding, LLC
CIK#: 0001370238
Filing Date: February 9, 2015

Endnotes to Schedule to Monthly Noteholders’ Statement.

† February 2015 Consolidated Payment Prioritization Methodology Not Fully Comparable with Previous Payment Prioritization Methodologies

This data was produced in part by utilizing BANA’s newly implemented consolidated payment prioritization methodology as opposed to only using the daily trust payment methodology previously in place.

Prior to February 5, 2015, BANA utilized two payment prioritization methodologies when servicing credit card accounts.  The cardholder cycle payment methodology was utilized for customer calculations such as balance subject to finance charge, finance charges billed, and statement balance reporting functions.  The daily trust payment methodology was utilized for reporting on the assets in the BA Master Credit Card Trust II portfolio.  BANA believes that those two methodologies had been utilized since approximately 1996.

The cardholder methodology prioritized payments to balances by the interest rate applied to the balance, then, within each rate bucket, by the type of balance, generally fees and finance charge receivable balances before principal receivable balances. This methodology ran only when an account cycled once per month, reprocessing all transactions since the last statement. Although a customer’s outstanding balance was updated daily under the cardholder methodology as transactions were posted to the system, the component balances (which define principal receivable and finance charge receivable portions) were updated only once per month at the time an account cycled.

The trust methodology prioritized payments by balance type, generally paying all outstanding fees and finance charge receivable balances before paying outstanding principal receivable balances. Also, the trust methodology prioritized some types of credit adjustments between principal receivable balances and finance charge receivable balances differently than did the cardholder methodology. Under the trust methodology, principal receivable and finance charge receivable balances were updated daily as an output of the daily payment allocation.

Effective February 5, 2015, BANA implemented a systems initiative that consolidated these methodologies into a single payment prioritization methodology. This consolidated methodology prioritizes payments and credit adjustments to balances similar to the cardholder methodology but does so on a daily basis similar to the trust methodology.

The two previously utilized methodologies agreed on the total outstanding balance and total payments received for each credit card account, but they varied with respect to the component principal receivable and finance charge receivable balances. This variance was primarily due to differences in the prioritization applied to payments and credit adjustments under each of the two methodologies. Due to differences in the frequency with which principal receivable and finance charge receivable balances were updated under the two methodologies, BANA is not able to precisely quantify the variance in the component principal receivable and finance charge receivable balances at any point in time.

Certain reported BA Master Credit Card Trust II performance and related metrics are calculated, in part, based on component principal receivable or finance charge receivable balances arising in the credit card accounts at one or more points in time and/or on the amount of collections of principal receivables or finance charge receivables received during each relevant period. These metrics include, but are not limited to, historical information presented in Annex I to each of the Issuer’s prospectuses and information included in this and prior periodic reports filed on Form 10-D. With the implementation of the consolidated methodology, BANA expects that the reported results for all such reported performance and related metrics are and will be different than would otherwise have been the case had the consolidated methodology used the same prioritization for payments and credit adjustments as was utilized by the trust methodology.  However, due to systems limitations, BANA is not able to accurately quantify what the impact on these performance and related metrics was at the time of or will be after conversion to the consolidated methodology. As a result, performance and related metrics reported for the Master Trust II Portfolio for periods ending on or before January 31, 2015 are not fully comparable to the same performance and related metrics reported for the Master Trust II Portfolio for periods ending after February 4, 2015.

The two previously utilized methodologies agreed on the total outstanding balance and total payments received for each credit card account, but they varied with respect to the component principal receivable and finance charge receivable balances.  The new consolidated methodology agrees with the two previously utilized methodologies on the total outstanding balance and total payments received for each credit card account.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Noteholders' Statement this 9th day of March, 2015.

BANK OF AMERICA, NATIONAL ASSOCIATION, Servicer
By: /s/Joseph L. Lombardi
Name: Joseph L. Lombardi
Title: Vice President